Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Condensed Consolidated Balance Sheets of Accrued expense
Accrued expenses as presented in the Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021 consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Compensation	$3,355	$1,832
Clinical study related costs	1,636	2,031
Accrued legal costs	436	964
Manufacturing improvement costs	678	4,164
Accrued consulting and professional fees	1,210	73
Other accrued expenses	21	149

Total accrued expenses and other	$7,336	$9,213

Schedule of estimated useful lives	The estimated useful lives are as follows:

Computer equipment and software	3-5 years
Furniture and equipment	5-7 years
Leasehold improvements	remainder of lease term
Fixed assets consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Furniture and equipment	$2,376	$2,180
Computer equipment and software	889	569
Leasehold improvements	10,537	10,517
Construction in progress	1,614	351
Less: accumulated depreciation	(4,708)	(2,259)

Total fixed assets, net	$10,708	$11,358

Schedule of Intangible assets	The following table summarizes information related to the Company’s assembled workforce intangible asset (in thousands):

	December 31, 2022	December 31, 2021
Gross carrying amount	$1,073	$1,073
Accumulated amortization	860	645

Net carrying amount	$213	$428